Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Total for Non- PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial $100 Investment based on Total Stockholder Return(5)	Net Income (Loss) Attributable to Common Stockholders ($)
Fiscal 2026	$1,212,560	$132,446	$700,672	$326,777	$1.66	$(69,692,000)
Fiscal 2025	$2,477,682	$2,063,866	$1,113,838	$982,081	$7.25	$(51,418,000)
Fiscal 2024	$947,917	$1,175,054	$559,209	$575,433	$8.42	$(29,362,000)

Named Executive Officers, Footnote

(1)	Shawn K. Singh, J.D. served as our PEO for each of Fiscal 2026, Fiscal 2025 and Fiscal 2024.

(3)	For Fiscal 2026, our other NEOs consisted of Nick B. Tressler, Reid G. Adler, Elissa S. Cote and Joshua S. Prince. For Fiscal 2025 and Fiscal 2024, our other NEOs consisted of Cynthia L. Anderson, our former Chief Financial Officer, Mr. Adler and Mr. Prince.

PEO Total Compensation Amount	$ 1,212,560	$ 2,477,682	$ 947,917
PEO Actually Paid Compensation Amount	$ 132,446	2,063,866	1,175,054
Adjustment To PEO Compensation, Footnote

(2)
The following amounts were added to and deducted from the Summary Compensation Table (SCT) amount to determine the compensation actually paid to the PEO as determined in accordance with SEC regulations:

Adjustments to Determine Compensation “Actually Paid”	Fiscal 2026	Fiscal 2025	Fiscal 2024
Deduction for amount reported under the “Stock Awards” column in the SCT	$-	$-	$-
Deduction for amount reported under the “Option Awards” column in the SCT	(562,560)	(1,551,432)	-
Increase for the fair value of awards granted during year that remain unvested as of year-end	118,534	865,150	-
Increase for the fair value of awards granted during year that remain vested as of year-end	39,511	288,223	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year-end that were outstanding and unvested as of year-end	(759,845)	-	222,115
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year-end that vested during year	84,245	(15,758)	5,022
Deduction of fair value of awards granted prior to year-end that were forfeited during year	-	-	-
Increase based upon incremental fair value of awards modified during year	-	-	-
Increase based on dividends or other earnings paid during year prior to vesting date of award.	-	-	-
Total Adjustments	$(1,080,115)	$(413,817)	$227,137

Non-PEO NEO Average Total Compensation Amount	$ 700,672	1,113,838	559,209
Non-PEO NEO Average Compensation Actually Paid Amount	$ 326,777	982,081	575,433
Adjustment to Non-PEO NEO Compensation Footnote

(4)	For our other NEOs, the following amounts were added and deducted to the SCT amount to determine the average compensation “actually paid” as determined in accordance with SEC regulations.

Adjustments to Determine Compensation “Actually Paid”	Fiscal 2026	Fiscal 2025	Fiscal 2024
Deduction for amount reported under the “Stock Awards” column in the SCT	$-	$-	$-
Deduction for amount reported under the “Option Awards” column in the SCT	(324,689)	(485,949)	(14,331)
Increase for the fair value of awards granted during year that remain unvested as of year-end	59,613	275,840	14,331
Increase for the fair value of awards granted during year that remain vested as of year-end	6,585	91,798	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year-end that were outstanding and unvested as of year-end	(127,180)	(6,885)	7,945
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year-end that vested during year	11,775	(6,560)	8,279
Deduction of fair value of awards granted prior to year-end that were forfeited during year	-	-	-
Increase based upon incremental fair value of awards modified during year	-	-	-
Increase based on dividends or other earnings paid during year prior to vesting date of award.	-	-	-
Total Adjustments	$(373,895)	$(131,756)	$16,224

Fair values used in the determination of CAP are determined using the same methodology as used for determining grant date fair values in our financial statements. Specifically, the fair value of option awards was calculated in accordance with the Financial Accounting Standards Board’s Accounting Standards Codification Topic 718, Compensation - Stock Compensation, and does not reflect any amounts actually paid to or actually realized by any of our NEOs. The fair value of the option awards used in the determination of CAP was estimated using the Black-Scholes option pricing model and valuation assumptions reflecting the closing price of our common stock and related assumptions on the respective valuation dates. The grant date valuation assumptions used in the valuation of option awards may be found in the applicable footnotes to the SCT on page 25 above.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Total Stockholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss
Total Shareholder Return Amount	$ 1.66	7.25	8.42
Net Income (Loss)	$ (69,692,000)	(51,418,000)	(29,362,000)
PEO Name	Shawn K. Singh, J.D.
Additional 402(v) Disclosure

(5)	Assumes $100 invested in our common stock on March 31, 2023, and calculated based on the difference between the closing price of our common stock, as reported on The Nasdaq Capital Market, on March 31, 2026, March 31, 2025 and 2024, the end and beginning of the measurement period, respectively.
We generally seek to incentivize a mix between current and long-term performance and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay Versus Performance table. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the relationship between the Company’s performance and the compensation of our NEOs.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,080,115)	(413,817)	227,137
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,534	865,150	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(759,845)	0	222,115
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,511	288,223	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,245	(15,758)	5,022
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(562,560)	(1,551,432)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year Modified During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(373,895)	(131,756)	16,224
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,613	275,840	14,331
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,180)	(6,885)	7,945
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,585	91,798	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,775	(6,560)	8,279
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(324,689)	(485,949)	(14,331)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year Modified During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0